PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	PAYROLL AND SOCIAL SECURITY TAXES PAYABLE

	As of December 31,
	2024	2023
Current
Provision for vacation, bonus and others	177,631	170,010
Social security tax	43,199	41,763
Salaries	16,849	7,774
Cash-settled scheme	1,157	1,709
Directors fees	180	120
Other	424	467
TOTAL	239,440	221,843

Non current
Provision for vacation, bonus and others	4,363	3,193
Cash-settled scheme	824	1,946
TOTAL	5,187	5,139